INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current
Corporate bonds	$ 8,416,768	$ 3,262,924	$ 4,644,621
Borrowings	66,477,209	65,308,928	34,037,971
Finance lease	385,947	280,027	466,689
Non-current
Corporate bonds	8,018,884		3,889,874
Finance lease	462,870	454,265	678,993
Borrowings	37,079,521	25,708,205	40,952,164
Bank overdraft
Current
Borrowings		532,912	46,511
Bank borrowings
Current
Borrowings	46,467,308	44,061,555	18,594,823
Non-current
Borrowings	16,239,743	25,253,940	36,383,297
BAF Loans
Current
Borrowings		5,112,222
Discount checks
Current
Borrowings	5,807,303	10,243,204	9,638,789
Parents companies and related parties
Current
Borrowings	5,399,883	$ 1,816,084	$ 646,538
Non-current
Borrowings	$ 12,358,024